Governing Statutes And Nature of Operations - Additional Information (Details)	12 Months Ended
Mar. 31, 2024
Governing Statutes And Nature Of Operations [Abstract]
Description of nature of entity's operations and principal activities	GOVERNING STATUTES AND NATURE OF OPERATIONS Alithya Group inc. (together with its subsidiaries, “Alithya” or the “Company”) is a professional services firm providing IT services and solutions through the optimal use of digital technologies in the areas of strategic consulting, enterprise transformation and business enablement.The Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) trade on the Toronto Stock Exchange (“TSX”) under the symbol “ALYA”.The Company’s head office is located at 1100, Robert-Bourassa Boulevard, Suite 400, Montréal, Québec, Canada, H3B 3A5.